Commitments and Contingencies - Company's future minimum lease payments under contractual lease obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum lease payments under contractual lease obligations capital leases
2022	$ 2,116
2023	1,010
2024	387
2025	144
Total minimum lease commitments	3,657
Less: Current potion of capital lease obligations	(2,116)
Long-term portion of capital lease obligations	1,541
Future minimum lease payments under contractual lease obligations operating leases
2022	3,527
2023	3,045
2024	2,244
2025	1,687
Total minimum lease commitments	$ 10,503